FAIR VALUE MEASURMENTS (Schedule of Assumptions Used in Determining Fair Value of Each of Embedded Derivatives) (Details)	12 Months Ended
Dec. 31, 2013
Assumptions used in determining fair value of each of the embedded derivatives
Time to automatic conversion event	6 months
Discount rate (as a percent)	21.00%
Minimum [Member]
Assumptions used in determining fair value of each of the embedded derivatives
Probability of event (as a percent)	65.00%
Conversion ratio (weighted)	0.65
Maximum [Member]
Assumptions used in determining fair value of each of the embedded derivatives
Probability of event (as a percent)	70.00%
Conversion ratio (weighted)	0.75